Share-Based Compensation (Table) (Details) - Restricted Stock Units RSU [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Units, opening balance	881,213	1,316,711
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 22.35	$ 22.35
Vested , Number of Units	(535,912)	(399,727)
Vested, Actual Fair Value on Vesting Date	$ 26.11	$ 18.87
Forfeit, Number of units	(155,250)	(35,771)
Granted in January 2024, Number of Units	13,195
Granted in January 2024, Weighted Average Fair Value on Grant Date	$ 18.82
Granted in March 2024, Number of Units	58,215
Granted in March 2024, Weighted Average Fair Value on Grant Date	$ 17.80
Unvested, Number of Units, opening balance	261,461	881,213
Unvested, Weighted Average Fair Value on Grant Date,closing balance	$ 21.92	$ 22.35